Derivative Instruments - Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	$ (9,519)	$ (9,290)	$ (19,045)	$ (18,401)
Unrealized gains (losses) on derivative instruments	20,185	(8,855)	21,426	(15,647)
Gain (loss) on derivative instruments, net	10,666	(18,145)	2,381	(34,048)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(9,496)	(9,284)	(19,022)	(18,363)
Unrealized gains (losses) on derivative instruments	19,885	(8,855)	18,626	(15,947)
Gain (loss) on derivative instruments, net	10,389	(18,139)	(396)	(34,310)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(23)	(6)	(23)	(38)
Unrealized gains (losses) on derivative instruments	300		2,800	300
Gain (loss) on derivative instruments, net	$ 277	$ (6)	$ 2,777	$ 262